Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Property, Plant and Equipment

Note G.

Property, Plant and Equipment

($ in millions)

At December 31:	2012	2011
Land and land improvements	$747	$786
Buildings and building improvements	9,610	9,531
Plant, laboratory and office equipment	27,731	26,843
Plant and other property—gross	38,088	37,160
Less: Accumulated depreciation	25,234	24,703
Plant and other property—net	12,854	12,457
Rental machines	2,414	2,964
Less: Accumulated depreciation	1,271	1,538
Rental machines—net	1,142	1,426
Total—net	$13,996	$13,883